Stockholders' Deficit (Details)																1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 22, 2021 shares	Jan. 28, 2021 $ / shares shares	Jan. 21, 2021 $ / shares shares	Jan. 14, 2021 $ / shares shares	Jan. 11, 2021 $ / shares shares	Jan. 06, 2021 $ / shares shares	Jan. 04, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 14, 2020 USD ($) $ / shares shares	Aug. 27, 2020 USD ($) shares	May 27, 2020 USD ($) shares	Mar. 02, 2020 USD ($) $ / shares shares	Feb. 19, 2020 USD ($) shares	Jan. 29, 2020 USD ($) shares	Jan. 02, 2020 USD ($) shares	Mar. 31, 2020 $ / shares shares	Mar. 21, 2021 $ / shares shares	Mar. 31, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Stockholders' Deficit (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares								$ 0.01											$ 0.01	$ 0.01
Common Stock, Shares, Issued (in Shares) | shares								155,381,183											155,381,183	81,268,443
Common Stock, Shares, Outstanding (in Shares) | shares								155,381,183											155,381,183	81,268,443
Class of Warrants, Exercised (in Shares) | shares																			(8,382,382)	(3,514,900)
Other Nonoperating Gains (Losses)																			$ 6,988	$ 0
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares										386,985	2,901,440									300,000
Gains (Losses) on Restructuring of Debt											$ 24,894								$ 0	$ (161,458)
Number of Transactions																			19
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																			63,374,555
Stock Issued During Period, Value, Issued for Services																			$ 7,680	$ 22,005
Shares Issued, Price Per Share (in Dollars per share) | $ / shares								$ 0.0305											$ 0.0305	$ 0.034
Gain on Settlement of Accounts Payable and Accrued Liabilities										$ 6,988									$ (37,186)	$ 35,532
Share-based Payment Arrangement, Noncash Expense																			568,363	234,192
APIC, Share-based Payment Arrangement, Other, Increase for Cost Recognition																			(421,502)	69,750
Preferred Stock Dividends, Shares (in Shares) | shares								2,151,204
Stock Issued During Period, Value, Conversion of Convertible Securities																			21,656	910,837
Gain (Loss) on Extinguishment of Debt																			35,236	$ 70,000
Stock Repurchased and Retired During Period, Shares (in Shares) | shares																				700,000
Stock Repurchased and Retired During Period, Value																				$ 7,000
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares) | shares																				6,975,000
Shares Granted, Value, Share-based Payment Arrangement, after Forfeiture																				$ 273,300
APIC, Share-based Payment Arrangement, Increase for Cost Recognition																				212,187
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity																			460,562	881,296
Debt Instrument, Convertible, Beneficial Conversion Feature																			0	225,393
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt																			0	34,500
Stock Issued During Period, Value, Other																			290,000	35,149
Adjustments to Additional Paid in Capital, Other																				35,532,000,000
Imputed Interest																			$ 0	9,018
Preferred Stock, Shares Authorized (in Shares) | shares								100,000,000											100,000,000
Preferred Stock, Dividend Rate, Percentage																			10.00%
Dividends Payable, Current								$ 9,967											$ 9,967	0
Dividends, Preferred Stock																			75,535	0
(in Dollars per share) | $ / shares									$ 0.03
Loss on modification of options									$ 4,113
APIC, Share-based Payment Arrangement, Option, Increase for Cost Recognition																			421,502
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount								$ 71,156											71,156
Principal [Member]
Stockholders' Deficit (Details) [Line Items]
Debt Conversion, Original Debt, Amount																			813,000
Accrued Interest [Member]
Stockholders' Deficit (Details) [Line Items]
Debt Conversion, Original Debt, Amount																			70,658
Convertible Debt [Member]
Stockholders' Deficit (Details) [Line Items]
Gains (Losses) on Restructuring of Debt																				$ (161,458)
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																				38,179,083
Debt Conversion, Original Debt, Amount																				$ 627,479
Stock Issued During Period, Value, Conversion of Convertible Securities																			$ 1,633,406	$ 788,937
Legal Settlement [Member]
Stockholders' Deficit (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																				1,401,224
Debt Conversion, Original Debt, Amount																				$ 74,104
Gain (Loss) on Extinguishment of Debt																				(26,924)
Minimum [Member]
Stockholders' Deficit (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares								$ 0.0108											$ 0.0108
Maximum [Member]
Stockholders' Deficit (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares								$ 0.0120											$ 0.0120
Options Exercise Price $0.04 [Member]
Stockholders' Deficit (Details) [Line Items]
(in Dollars per share) | $ / shares									$ 0.04
Options Modified (in Shares) | shares									150,000
Options Exercise Price $0.05 [Member]
Stockholders' Deficit (Details) [Line Items]
(in Dollars per share) | $ / shares									$ 0.05
Options Modified (in Shares) | shares									7,450,000
Options Exercise Price $0.06 [Member]
Stockholders' Deficit (Details) [Line Items]
(in Dollars per share) | $ / shares									$ 0.06
Options Modified (in Shares) | shares									1,000,000
Options Exercise Price $12.40 [Member]
Stockholders' Deficit (Details) [Line Items]
(in Dollars per share) | $ / shares									$ 21.40
Options Modified (in Shares) | shares									67,879
Services [Member]
Stockholders' Deficit (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares															200,000
Stock Issued During Period, Value, Issued for Services															$ 7,680
Consulting Services [Member]
Stockholders' Deficit (Details) [Line Items]
Other Accrued Liabilities																				174,813
Notes Payable, Other Payables [Member]
Stockholders' Deficit (Details) [Line Items]
Other Accrued Liabilities																				137,759
Legal Fees [Member]
Stockholders' Deficit (Details) [Line Items]
Other Accrued Liabilities																				71,279
Prepaid Legal Fees [Member]
Stockholders' Deficit (Details) [Line Items]
Other Accrued Liabilities																				$ 9,721
Subsequent Event [Member]
Stockholders' Deficit (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares																	6,192,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares		$ 0.01575	$ 0.0154	$ 0.01266	$ 0.01224	$ 0.01224	$ 0.012
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares		7,285,062	6,449,610	4,319,378	4,463,507	3,505,964	4,123,750
Shares Issued, Price Per Share (in Dollars per share) | $ / shares																	$ 0.25
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares) | shares	600,000
Number of Individuals	4																45
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings (in Shares) | shares																		600,000
Share-based Payment Arrangement [Member]
Stockholders' Deficit (Details) [Line Items]
Share-based Payment Arrangement, Noncash Expense																			$ 67,623
Share-based Payment Arrangement, Option [Member]
Stockholders' Deficit (Details) [Line Items]
APIC, Share-based Payment Arrangement, Option, Increase for Cost Recognition																			$ 164,647
Series X Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Number of Note Holders																			2
Stock Issued During Period, Shares, New Issues (in Shares) | shares																				26,227
Preferred Stock Dividends, Shares (in Shares) | shares								2,151,204
Stock Issued During Period, Shares, Other (in Shares) | shares																				26,227
Preferred Stock, Shares Issued (in Shares) | shares								26,227											26,227	26,227
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares								$ 0.01											$ 0.01	$ 0.01
Preferred Stock, Liquidation Preference Per Share (in Dollars per share) | $ / shares								$ 25.00											$ 25.00
Preferred Stock, Dividend Rate, Percentage																			10.00%
Preferred Stock, Dividend Payment Terms																			The Company reserves the right to pay the dividends in shares of the Company’s common stock at a price equal to the average closing price over the five days prior to the date of the dividend declaration
Preferred Stock, Shares Outstanding (in Shares) | shares								26,227											26,227	26,227
Preferred Stock, Voting Rights																			Each one share of the Series X Preferred Stock is entitled to 20,000 votes
Dividends, Preferred Stock								$ 65,568											$ 65,568
Dividends Payable								$ 0											$ 0
Series S Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred Stock, Shares Authorized (in Shares) | shares								27,324											27,324
Series A Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares												4,800
Stock Issued During Period, Value, Issued for Services												$ 71,558
Shares Issued, Price Per Share (in Dollars per share) | $ / shares												$ 14.91				$ 14.91
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares) | shares																4,800
Preferred Stock, Shares Authorized (in Shares) | shares								3,000,000											3,000,000
Preferred Stock, Shares Issued (in Shares) | shares								4,800											4,800	0
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares								$ 0.01											$ 0.01	$ 0.01
Preferred Stock, Liquidation Preference Per Share (in Dollars per share) | $ / shares								$ 25.00											$ 25.00
Preferred Stock, Redemption Terms																			The designation includes, among other terms, that: ■ The Series A Preferred Stock ranks junior to our Series X Preferred Stock; ■ The Series A Preferred Stock has limited voting rights only on matters impacting certain of our securities that are senior to the Series A and in transactions involving mergers or similar transactions that adversely affects and deprives holders of the Series A Preferred Stock; ■ The Series A Preferred Stock is on a parity with all equity securities issued by us with terms specifically providing that those equity securities rank on a parity with the Series A Preferred Stock with respect to rights to the payment of dividends and the distribution of assets upon our liquidation, dissolution or winding up; ■ The Series A Preferred Stock is junior to all equity securities issued by us with terms specifically providing that those equity securities rank senior to the Series A Preferred Stock with respect to rights to the payment of dividends and the distribution of assets upon our liquidation, dissolution or winding up; ■ The Series A Preferred Stock is effectively junior to all of our existing and future indebtedness; ■ The Series A Preferred Stock will remain outstanding indefinitely unless we decide to redeem or otherwise repurchase it at our option; ■ The Series A Preferred Stock will accrue cumulative cash dividends at the rate of 10% of the $25.00 per share liquidation preference per annum which will accrue if we do not have funds to pay the dividend; ■ We have not yet generated revenues from our current business plan and we do not presently have a reserve to pay dividends that will be due in the future on the Series A Preferred Stock; ■ No dividends will be paid or set apart for payment by us at any time if it would violate the terms of any agreement in which we are a party to or that we may enter into in the future; ■ The Series A Preferred Stock may be redeemed by us on or after March 3, 2022, for a cash redemption price of $25.00 per share if certain requirements are met; ■ The Series A Preferred Stock is not convertible into our Common Stock; and ■ If we fail to pay a dividend on the Series A Preferred, holders will not receive additional interest or fees in respect to such dividend.
Preferred Stock, Dividend Rate, Percentage																			10.00%
Number of Individuals												4
Dividends Payable, Current												$ 9,967
Preferred Stock, Dividend Payment Terms												issuance of 755,076 shares of common stock based upon the average price of $0.0132 per share for the five day period ended December 31, 2020
Preferred Stock, Shares Outstanding (in Shares) | shares								4,800											4,800	0
Series A Preferred Stock [Member] | Subsequent Event [Member]
Stockholders' Deficit (Details) [Line Items]
Stock Repurchased and Retired During Period, Shares (in Shares) | shares	4,800
Agreement with Investors Regarding Exercise Price of Warrants [Member]
Stockholders' Deficit (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares) | shares														1,000,000
Class of Warrants, Exercised (in Shares) | shares														2,769,482
Other Nonoperating Gains (Losses)														$ 77,652
Cashless Exercise of Warrants [Member]
Stockholders' Deficit (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares) | shares													4,098,556
Class of Warrants, Exercised (in Shares) | shares													4,480,938
Other Nonoperating Gains (Losses)													$ 182,295
Stock Issued During Period, Shares, Other (in Shares) | shares																				3,514,900
Stock Issued During Period, Value, Other																				$ 35,149
Additional Shares for Variable Conversion Feature on Warrants [Member]
Stockholders' Deficit (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares											1,011,967
Settlement of Note Payable [Member]
Stockholders' Deficit (Details) [Line Items]
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt																				$ 34,500